Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets

Patent license
Cost
As at January 1, 2024, December 31, 2024 and 2025	$900,000
Amortization
As at January 1, 2024	$30,000
Charge for the year	45,000
As at December 31, 2024	75,000
Charge for the year	45,000
As at December 31, 2025	$120,000
Carrying amounts
As at December 31, 2024	$825,000
As at December 31, 2025	$780,000
The intangible asset is a right to a patent license with a finite useful life and is amortized on a straight-line basis over 20 years.